Borrowings - Total Loans (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long-Term Debt [Abstract]
Total borrowings	$ 269,745	$ 222,605
Less: current portion of long-term debt	(43,680)	(27,626)
Less: current portion financial liability	(8,339)	(7,665)
Less: Deferred financing costs	(4,349)	(3,644)
Total long-term borrowings, net	$ 213,377	$ 183,670